ISSUANCE OF WARRANTS TO THE PLACEMENT AGENT AS COMPENSATION (Details) (USD $)	Sep. 30, 2013	Aug. 01, 2012
ISSUANCE OF WARRANTS TO THE PLACEMENT AGENT AS COMPENSATION
Cash commission percentage		8.00%
Gross proceed received		$ 40,000
Common shares to purchase warrants		85,333
Percentage of common shares sold		8.00%
Exercise price of warrant for agent		$ 0.6405
Relative fair value of the agent warrants using the Black-Scholes Option Pricing Model	15,391
Gross proceeds of the offering	$ 500,000